ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule Of Consolidated Financial Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated financial information [Line Items]
Cash and cash equivalents	$ 183,025	$ 154,308	$ 207,438	$ 284,643
Term deposits	494,065	492,699
Accounts and notes receivable, net	18,044	15,958
Prepaid expenses and other current assets	37,638	34,080
Amounts due from related parties	1,047	62,411
Deferred tax assets-current		628
Total current assets	763,203	1,122,587
Property and equipment, net	43,690	58,560
Intangible assets, net	2	27,397
Goodwill		61,407
Long-term investments	320,414	107,842
Deferred tax assets-noncurrent		1,109
Other non-current assets	21,844	6,784
TOTAL ASSETS	1,149,153	1,385,686
Accounts payable	5,501	10,170
Accrued expenses and other payables	24,094	33,314
Amounts due to related parties	303	61,062
Deferred revenue and advance from customers	6,917	8,639
Income tax payable	9,229	2,077
Total current liabilities	46,044	115,262
Other long-term liabilities	730	156
TOTAL LIABILITIES	46,774	115,418
Net revenue	82,954	147,947	154,827
Loss from continuing operations	33,405	(28,956)	(31,860)
Loss from discontinued operations	26,673	92,597	(43,193)
Net cash provided by operating activities	56,439	(73,035)	(11,087)
Net cash used in investing activities	109,215	20,065	(12,742)
Net cash provided by financing activities	(134,832)	(1,033)	(53,892)
VIEs and their subsidiaries [Member]
Consolidated financial information [Line Items]
Cash and cash equivalents	28,865	25,710
Term deposits	16,117
Accounts and notes receivable, net	18,025	17,526
Prepaid expenses and other current assets	16,614	13,958
Amounts due from related parties	520	68,661
Deferred tax assets-current		628
Total current assets	80,141	126,483
Property and equipment, net	6,840	17,535
Intangible assets, net	2	1,337
Goodwill		757
Long-term investments	3,218	2,648
Deferred tax assets-noncurrent		7,598
Other non-current assets	2,327	5,977
Total non-current assets	12,387	35,852
TOTAL ASSETS	92,528	162,335
Accounts payable	5,176	9,002
Accrued expenses and other payables	16,324	29,463
Amounts due to related parties	303	178
Deferred revenue and advance from customers	6,212	8,003
Income tax payable	3,165	2,066
Total current liabilities	31,180	48,712
Other long-term liabilities		156
TOTAL LIABILITIES	31,180	48,868
Net revenue	78,419	142,891	152,730
Loss from continuing operations	(61,683)	(50,770)	(25,819)
Loss from discontinued operations	(30,809)	(40,383)	(42,153)
Net cash provided by operating activities	24,502	11,820	21,101
Net cash used in investing activities	(20,696)	(7,457)	(21,411)
Net cash provided by financing activities		$ 8,133	$ 1,050